Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 29, 2011
Registrant Name	dei_EntityRegistrantName	SteelPath MLP Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001478168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPLX
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPMX
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPNX
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPUX
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPVX
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPWX